BBH TRUST

BBH CORE SELECT
class n shares (“BBTEX”)
retail class shares (“BBTRX”)

BBH INTERNATIONAL EQUITY FUND
class n shares (“BBHEX”)
class i shares (“BBHLX”)

BBH BROAD MARKET FUND
class n shares (“BBBMX”)
 class i shares (“BBBIX”)

SUPPLEMENT DATED OCTOBER 5, 2012
TO THE STATEMENTS OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2012

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in each Statement of Additional Information (“SAI”).  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

BBH BROAD MARKET FUND

Effective October 5, 2012, the BBH Broad Market Fund has been renamed. As such, all references in the SAI to the BBH Broad Market Fund shall be deleted and replaced with the following:

BBH Limited Duration Fund

ALL FUNDS

The “Legal Counsel” section of each SAI is hereby revised to remove the reference to Morgan, Lewis & Bockius LLP and replaced with the following:

Bingham McCutchen LLP, 2020 K Street NW, Washington, DC 20006-1806, serves as legal counsel to the Trust.

The reference to Morgan, Lewis & Bockius LLP under “Legal Counsel” in the Appendix of each SAI is removed and replaced with the following:

Bingham McCutchen LLP

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE